RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - Cash Flow Hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	$ (78)	$ (14)	$ 3
Commodities | Power
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(15)	(1)	(1)
Interest rate
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	$ (63)	$ (13)	$ 4